Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 397	$ 273
Compensation and benefits	141	56
LNG terminals and related pipeline costs	490	284
Other accrued liabilities	50	24
Total accrued liabilities	$ 1,078	$ 637